Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Managed Account Series
Prospectus Date	rr_ProspectusDate	Dec. 28, 2018
Mid Cap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview<br/><br/>Key Facts About Mid Cap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Mid Cap Dividend Fund (the “Fund”) is to seek capital appreciation and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/>(Expenses that are deducted from Fund assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of mid cap companies and at least 80% of its net assets plus the amount of any borrowings for investment purposes in dividend-paying securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. Mid cap companies are companies that at the time of purchase have market capitalizations in the range of companies included in the Russell Midcap Value Index (generally between $109.86 million and $31.86 billion as of November 30th, 2018, although this range may change from time to time). The Fund will focus on issuers that have good prospects for capital appreciation and current income. Although the Fund invests primarily in dividend-paying securities, portions of the distributions paid by the Fund may not be subject to the lower income tax rates applicable to dividends. While the Fund will invest at least 80% of its assets in mid cap securities, the Fund may invest in securities of companies with any market capitalization. The Fund’s portfolio, in the aggregate, will be structured in a manner designed to seek long-term capital appreciation as well as net portfolio yield in excess of the average yield of mutual funds invested primarily in U.S. equities.

The Fund may also invest in securities convertible into common stock and non-convertible preferred stock. Convertible securities are generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

		The 80% policies noted above are non-fundamental policies of the Fund and may not be changed without 60 days’ prior notice to shareholders.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.
  Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s returns prior to June 12, 2017 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “Mid Cap Value Opportunities Portfolio.” The table compares the Fund’s performance to that of the Russell Midcap® Value Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS<br/>Mid Cap Dividend Fund<br/>As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 19.17% (quarter ended September 30, 2009) and the lowest return for a quarter was -24.72% (quarter ended December 31, 2008). The year-to-date return as of September 30, 2018 was 8.17%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/17<br/>Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Mid Cap Dividend Fund | Mid Cap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	none	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
2008	rr_AnnualReturn2008	(35.28%)
2009	rr_AnnualReturn2009	37.86%
2010	rr_AnnualReturn2010	27.50%
2011	rr_AnnualReturn2011	0.79%
2012	rr_AnnualReturn2012	14.49%
2013	rr_AnnualReturn2013	34.99%
2014	rr_AnnualReturn2014	7.77%
2015	rr_AnnualReturn2015	(5.91%)
2016	rr_AnnualReturn2016	24.13%
2017	rr_AnnualReturn2017	9.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.72%)
1 Year	rr_AverageAnnualReturnYear01	9.52%
5 Years	rr_AverageAnnualReturnYear05	13.23%
10 Years	rr_AverageAnnualReturnYear10	9.34%
Mid Cap Dividend Fund | Return After Taxes on Distributions | Mid Cap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.03%
5 Years	rr_AverageAnnualReturnYear05	9.54%
10 Years	rr_AverageAnnualReturnYear10	7.23%
Mid Cap Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares | Mid Cap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.66%
5 Years	rr_AverageAnnualReturnYear05	9.70%
10 Years	rr_AverageAnnualReturnYear10	7.02%
Mid Cap Dividend Fund | Russell Midcap® Value Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.34%
5 Years	rr_AverageAnnualReturnYear05	14.68%
10 Years	rr_AverageAnnualReturnYear10	9.10%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 29, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through December 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The Fund is an investment option for certain “wrap-fee” or other separately managed account program clients for which BlackRock Investment Management, LLC or certain of its affiliates (individually or collectively referred to as “BIM LLC”) receives compensation pursuant to an investment management agreement. Wrap-fee program participants pay a “wrap” fee to the sponsor of the program which typically covers investment advice and transaction costs on trades executed with the sponsor or a designated broker-dealer. You should read carefully the wrap-fee or other program brochure provided to you by your program sponsor or investment adviser. The brochure is required to include information about the fees charged to you and, in the case of a wrap-fee program, the fees paid by the sponsor to BIM LLC. You pay no additional fees or expenses to purchase or redeem shares of the Fund. Annual Fund Operating Expenses do not reflect the fees charged by the wrap fee program.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 29, BlackRock has contractually agreed to waive all fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, for as long as shares of the Fund may be purchased and held only by or on behalf of separately managed account clients who have retained BlackRock to manage their accounts pursuant to an investment management agreement with BlackRock and/or a managed account program sponsor. For the purposes of the contractual waiver, extraordinary expenses may include Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses as described in the “Management of the Funds” section.